EVENTS OCCURRING AFTER THE REPORTING PERIOD	6 Months Ended
Dec. 31, 2022
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

21.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

On February 7, 2023, the company completed a $26.6 million public offering of Series VIII corporate bonds in the Argentine market. The bonds mature in February 2025 and February 2026 and pay an annual nominal interest rate of 1.5% and 3.9% correspondingly. Proceeds will be used in full to extend the maturity of short-term debt.

Subsequent to December 31, 2022, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these unaudited interim condensed consolidated financial statements that were not mentioned above.